CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) (Parenthetical) - shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic	871,989,778	166,130,069
Weighted Average Number of Shares Outstanding, Diluted	871,989,778	166,130,069